Note 33 - Financial Instruments and Risk Management (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
AEG [member]
Statement Line Items [Line Items]
Trade receivables	$ 3,110	$ 0